Deferred Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Deferred Tax Assets And Liabilities [Line Items]
Foreign tax credit carryforwards		$ 180,890	$ 247,003
State net operating loss carryforwards		13,030	14,861
Foreign net operating loss carryforwards		82,748	126,365
Employee compensation and benefit plans		300,796	274,534
Advance royalties		82,799	0
Restructuring and special charges		29,031	18,703
Sales returns and allowances		33,372	35,429
Inventory		14,261	10,240
Property, plant and equipment		18,504	16,037
Unrealized gains/losses on investments		9,720	19,385
Other		38,445	48,884
Total gross deferred tax assets		803,596	811,441
Less: Valuation allowance		(74,456)	(98,736)
Total net deferred tax assets		729,140	712,705	696,945
Current
Deferred tax assets		125,804	108,726
Valuation allowance		(9,580)	(9,182)
Total current deferred tax assets	114,341	116,224	99,544
Long-term
Deferred tax assets		677,792	702,715
Valuation allowance		(64,876)	(89,554)
Total long-term deferred tax assets	$ 615,075	$ 612,916	$ 613,161